Subsequent events (Details) - Asset acquisition subsequent to year-end $ in Millions	Feb. 21, 2019 USD ($)	Jan. 31, 2019 USD ($)	Feb. 21, 2019 CAD ($)
Salares Norte Royalty Interest
Subsequent events
Percentage of NSR		2.00%
Total consideration transferred, acquisition-date fair value		$ 32,000,000
Value of common shares issued in acquisition		$ 27,000,000
Number of common shares issued in acquisition (in share)		366,499
Cash transferred		$ 5,000,000
Option to buy back of NSR (as a percent)		1.00%
Value of option to buy back of NSR		$ 6,000,000
Period to buy back of NSR		24 months
Valentine Lake Royalty Interest
Subsequent events
Percentage of NSR	2.00%
Total consideration transferred, acquisition-date fair value			$ 18.0
Option to buy back of NSR (as a percent)			0.50%
Value of option to buy back of NSR	$ 7,000,000